PROPERTY AND EQUIPMENT (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 6,540.3
Changes in property, plant and equipment [abstract]
Ending balance	6,980.7	$ 6,540.3
Changes in property, plant and equipment and right-of-use assets [Abstract]
Depreciation of property plant and equipment excluding discontinue operations	1,004.4	1,003.9
Depreciation of property and equipment	1,004.4	1,008.7
Depreciation difference between risk-free discount rate considered for ARO and annual valuations	4.4	7.8
Landfill closure and post-closure obligations
Changes in property, plant and equipment and right-of-use assets [Abstract]
Depreciation of property and equipment (inclusive of infrastructure and depreciation difference between risk free discount rate considered for ARO)	4.4	7.8
Cost of sales
Changes in property, plant and equipment and right-of-use assets [Abstract]
Depreciation of property and equipment	974.9	974.8
Selling, general and administrative expenses
Changes in property, plant and equipment and right-of-use assets [Abstract]
Depreciation of property and equipment	29.5	29.1
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,405.4	7,918.0
Changes in property, plant and equipment [abstract]
Adjustments for asset retirement obligations		(183.1)
Ending balance	10,562.3	9,405.4
Changes in property, plant and equipment and right-of-use assets [Abstract]
Transfers	0.0	0.0
Disposals	(503.5)	(455.2)
Changes in foreign exchange	(175.9)	398.3
Adjustments for prior year acquisitions	11.9	116.3
Adjustments for asset retirement obligations	22.5
Acquisitions via business combinations	469.5	614.6
Additions	1,332.4	996.5
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,865.1)	(1,907.4)
Changes in property, plant and equipment [abstract]
Impairment		14.2
Ending balance	(3,581.6)	(2,865.1)
Changes in property, plant and equipment and right-of-use assets [Abstract]
Depreciation	1,000.0	1,000.9
Disposals	(232.2)	(169.6)
Impairment	8.8
Changes in foreign exchange	(60.1)	112.2
Depreciation of property and equipment (inclusive of infrastructure and depreciation difference between risk free discount rate considered for ARO)	1,000.0	1,000.9
Land, buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,516.1
Changes in property, plant and equipment [abstract]
Ending balance	1,588.0	1,516.1
Land, buildings and improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,687.1	1,482.7
Changes in property, plant and equipment [abstract]
Additions	118.6	80.3
Acquisitions via business combinations	81.0	79.1
Adjustments for prior year acquisitions	12.5	0.0
Adjustments for asset retirement obligations	0.0	0.0
Disposals	(74.2)	(69.4)
Transfers	12.7	56.0
Changes in foreign exchange	(25.5)	58.4
Ending balance	1,812.2	1,687.1
Land, buildings and improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(171.0)	(107.1)
Changes in property, plant and equipment [abstract]
Depreciation	(70.0)	(65.2)
Disposals	(13.7)	(18.5)
Impairment	0.0	11.9
Changes in foreign exchange	3.1	(5.3)
Ending balance	(224.2)	(171.0)
Landfills
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,941.0
Changes in property, plant and equipment [abstract]
Ending balance	2,032.3	1,941.0
Landfills | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,745.1	2,257.0
Changes in property, plant and equipment [abstract]
Additions	286.5	135.5
Acquisitions via business combinations	120.1	220.6
Adjustments for prior year acquisitions	0.0	122.0
Adjustments for asset retirement obligations	22.5	(183.1)
Disposals	(45.2)	(57.1)
Transfers	13.2	94.2
Changes in foreign exchange	(64.6)	156.0
Ending balance	3,077.6	2,745.1
Landfills | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(804.1)	(474.9)
Changes in property, plant and equipment [abstract]
Depreciation	(283.8)	(294.6)
Disposals	(19.8)	(7.8)
Impairment	0.0	0.0
Changes in foreign exchange	22.8	(42.4)
Ending balance	(1,045.3)	(804.1)
Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,606.8
Changes in property, plant and equipment [abstract]
Ending balance	1,672.8	1,606.8
Vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,594.1	2,082.0
Changes in property, plant and equipment [abstract]
Additions	386.9	297.5
Acquisitions via business combinations	112.8	167.6
Adjustments for prior year acquisitions	(0.2)	(6.5)
Adjustments for asset retirement obligations	0.0	0.0
Disposals	(250.9)	(50.8)
Transfers	9.8	7.5
Changes in foreign exchange	(45.7)	96.8
Ending balance	2,806.8	2,594.1
Vehicles | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(987.3)	(679.0)
Changes in property, plant and equipment [abstract]
Depreciation	(288.3)	(302.9)
Disposals	(132.0)	(31.0)
Impairment	8.7	0.0
Changes in foreign exchange	18.3	(36.4)
Ending balance	(1,134.0)	(987.3)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	613.2
Changes in property, plant and equipment [abstract]
Ending balance	702.1	613.2
Machinery and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,081.5	1,129.0
Changes in property, plant and equipment [abstract]
Additions	204.7	133.3
Acquisitions via business combinations	79.8	44.2
Adjustments for prior year acquisitions	(0.4)	(0.7)
Adjustments for asset retirement obligations	0.0	0.0
Disposals	(48.1)	(254.2)
Transfers	0.0	(1.4)
Changes in foreign exchange	(15.6)	31.3
Ending balance	1,301.9	1,081.5
Machinery and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(468.3)	(389.2)
Changes in property, plant and equipment [abstract]
Depreciation	(166.8)	(167.7)
Disposals	(28.3)	(104.3)
Impairment	0.1	2.3
Changes in foreign exchange	7.1	(13.4)
Ending balance	(599.8)	(468.3)
Assets under development
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	51.6
Changes in property, plant and equipment [abstract]
Ending balance	148.7	51.6
Assets under development | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	51.6	69.3
Changes in property, plant and equipment [abstract]
Additions	140.0	119.2
Acquisitions via business combinations	0.5	6.2
Adjustments for prior year acquisitions	0.0	0.0
Adjustments for asset retirement obligations	0.0	0.0
Disposals	(6.5)	(4.8)
Transfers	(34.3)	(148.7)
Changes in foreign exchange	(2.6)	10.4
Ending balance	148.7	51.6
Assets under development | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0.0	0.0
Changes in property, plant and equipment [abstract]
Depreciation	0.0	0.0
Disposals	0.0	0.0
Impairment	0.0	0.0
Changes in foreign exchange	0.0	0.0
Ending balance	0.0	0.0
Containers
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	516.5
Changes in property, plant and equipment [abstract]
Ending balance	498.7	516.5
Containers | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	789.0	549.3
Changes in property, plant and equipment [abstract]
Additions	94.2	126.5
Acquisitions via business combinations	45.6	77.5
Adjustments for prior year acquisitions	0.0	0.0
Adjustments for asset retirement obligations	0.0	0.0
Disposals	(57.3)	(1.0)
Transfers	0.3	(3.2)
Changes in foreign exchange	(18.9)	39.9
Ending balance	852.9	789.0
Containers | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(272.5)	(163.0)
Changes in property, plant and equipment [abstract]
Depreciation	(116.3)	(97.5)
Disposals	(26.9)	(0.8)
Impairment	0.0	0.0
Changes in foreign exchange	7.7	(12.8)
Ending balance	(354.2)	(272.5)
Right-of-use assets
Reconciliation of changes in right-of-use assets [roll forward]
Beginning balance	295.1
Changes in right-of-use assets [abstract]
Ending balance	338.1	295.1
Right-of-use assets | Cost
Changes in property, plant and equipment [abstract]
Adjustments for asset retirement obligations		0.0
Reconciliation of changes in right-of-use assets [roll forward]
Beginning balance	457.0	348.7
Changes in right-of-use assets [abstract]
Additions	101.5	104.2
Acquisitions via business combinations	29.7	19.4
Adjustments for prior year acquisitions	0.0	1.5
Adjustments for asset retirement obligations	0.0
Disposals	(21.3)	(17.9)
Transfers	(1.7)	(4.4)
Changes in foreign exchange	(3.0)	5.5
Ending balance	562.2	457.0
Right-of-use assets | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Impairment	0.0	0.0
Reconciliation of changes in right-of-use assets [roll forward]
Beginning balance	(161.9)	(94.2)
Changes in right-of-use assets [abstract]
Depreciation	74.8	73.0
Disposals	(11.5)	(7.2)
Changes in foreign exchange	(1.1)	1.9
Ending balance	$ (224.1)	$ (161.9)